Debt - Contractual Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 5,000
2015	5,000
2016	292,954
Total	$ 302,954	$ 299,477